PROPERTY AND EQUIPMENT (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 1,313	$ 3,677	$ 4,340	$ 4,507
Gain on disposal of vehicle			$ 7,222